Discontinued Operations - Notes receivable (Details) - Overall business - USD ($)	Feb. 28, 2022	Feb. 29, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate (as a percent)	(10.00%)
Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Working capital adjustment		$ 1,943,000
Lower net assets transferred at closing		88,000
Liabilities paid on behalf of the Company		201,000
Cash remitted to the Company's bank accounts by former clients		$ 1,664,000